The Hartford Short Duration Fund Expense Example, No Redemption - The Hartford Short Duration Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,824